Commitments and Contingencies (Details) - USD ($)	2 Months Ended	6 Months Ended
	Mar. 02, 2021	Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Deferred underwriting fee per unit	$ 0.35	$ 0.35
Deferred underwriting	$ 12,075,000	$ 12,075,000